Segmented Reporting - Schedule of Operating Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Segments [Line Items]
Revenue	$ 37,002,263	$ 26,112,908	$ 24,190,060
Cost of revenue	(32,711,567)	(20,217,924)	(17,760,786)
Depreciation and amortization	(15,637,616)	(14,923,419)	(10,709,108)
Miner lease and hosting agreement		(638,689)	(2,517,503)
Net profit (loss)	(6,797,718)	(21,885,410)	4,329,342
Cryptocurrency mining [Member]
Schedule of Operating Segments [Line Items]
Revenue	10,318,500	18,128,241	24,190,060
Cost of revenue	(7,192,288)	(14,646,658)	(17,760,786)
Depreciation and amortization	(15,268,695)	(14,595,972)	(10,709,108)
Miner lease and hosting agreement		(638,689)	(2,517,503)
Net profit (loss)	(7,593,281)	(24,097,391)	4,329,342
Sales of energy [Member]
Schedule of Operating Segments [Line Items]
Revenue	10,893,584	6,309,398
Cost of revenue	(14,513,076)	(4,225,676)
Depreciation and amortization	(368,921)	(327,447)
Miner lease and hosting agreement
Net profit (loss)	(3,988,413)	1,882,302
Colocation services [Member]
Schedule of Operating Segments [Line Items]
Revenue	15,790,179	1,675,269
Cost of revenue	(11,006,203)	(1,345,590)
Depreciation and amortization
Miner lease and hosting agreement
Net profit (loss)	$ 4,783,976	$ 329,679